JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

(“JOHCM Funds”)

Each a series of Advisers Investment Trust

Supplement dated July 9, 2015

to the Prospectus dated January 28, 2015

The performance of Class II shares of the JOHCM Emerging Markets Opportunities Fund and the JOHCM International Select Fund and Class I and II shares of the JOHCM International Small Cap Equity Fund, for periods prior to the inception dates of those classes, has been revised to reflect the performance of each Fund’s oldest class, adjusted for differences in class specific fees. As such, the sections entitled “Average Annual Total Returns for the Periods Ended December 31, 2014” on pages 4, 14, and 19 of the prospectus are removed in their entirety and replaced with the following:

Page 4 – JOHCM Emerging Markets Opportunities Fund

Average Annual Total Returns for the Periods Ended December 31, 2014

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	(1.45)%	4.13%
Institutional Class Shares – After Taxes on Distributions	(2.97)%	3.36%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	(0.67)%	2.91%

Morgan Stanley Capital International Emerging Markets NR Index (reflects no deductions for fees, expenses or taxes)	(2.20)%	1.29%

Class I – Before Taxes	(1.48)%	4.11%
Class II – Before Taxes	(1.60)%	3.91%

*	The Institutional Class Shares and Class I Shares of the JOHCM Emerging Markets Opportunity Fund commenced operations on November 20, 2012. Class II Shares commenced operations on December 17, 2013. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares, the share class most similar to Class II. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Page 14 – JOHCM International Select Fund

Average Annual Total Returns for the Periods Ended December 31, 2014

	1 Year	5 Year	Since Inception*
Class I Shares – Before Taxes	5.35%	13.08%	13.49%
Class I Shares – After Taxes on Distributions	4.36%	12.84%	13.26%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares	3.85%	10.56%	10.95%

Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	(4.91%)	5.34%	7.64%

Class II – Before Taxes	5.11%	12.88%	13.27%

*	While Class I Shares of the JOHCM International Select Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Page 19 – JOHCM International Small Cap Equity Fund

Average Annual Total Returns for the Periods Ended December 31, 2014

	1 Year	Since Inception*
Institutional Class – Before Taxes	(5.12)%	(0.80)%
Institutional Class – After Taxes on Distributions	(5.64%)	(1.25%)
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	(2.73%)	(0.73%)

Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses or taxes)	(4.04)%	0.06%

Class I – Before Taxes	(5.06)%	(0.77)%
Class II – Before Taxes	(5.31)%	1.08%

*	The Institutional Class Shares of the JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013. Class II Shares commenced operations on November 18, 2013, and Class I Shares commenced operations on January 2, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares have been adjusted to reflect differences in expenses.

Also, on June 18, 2015, the Board of Trustees approved a change to the minimum initial investment amount for Class I, Class II, and Class III Shares of each of the JOHCM Funds. Effective immediately, there is no minimum initial investment amount required to invest in these share classes.

This Supplement and the Statutory Prospectus dated January 28, 2015 provide the information a prospective investor ought to know before investing and should be retained for future reference.